Borrowings and lease liabilities - Schedule of borrowings (Details) $ in Millions, Tsh in Billions	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 TZS (Tsh)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Opening balance	$ 2,044.0		$ 1,984.0	$ 1,984.0
Proceeds from borrowings	199.0		285.0	285.0
Repayment of borrowings	(650.0)		(180.0)	(245.0)
Finance costs paid on borrowings	(55.0)			(106.0)
Interest charged to the income statement	56.0			4.0
Gain on settlement of bonds	(15.0)			0.0
Deferred loan fees	(1.0)			111.0
Translation	(7.0)			11.0
Closing balance	1,571.0			2,044.0
Non-current	1,559.0			2,025.0
Current	12.0			19.0
Reconciliation of finance costs paid (excluding lease finance costs)
Finance costs paid on borrowings	55.0			106.0
Interest paid on tax liability	0.0			46.0
Commitment fees, utilisation fees and other borrowing costs	6.0			12.0
Total finance costs paid	61.0		$ 54.0	$ 164.0
Repayments of bonds, notes and debentures	650.0
Geita Revolving Loan, Facility A
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	143.8
Geita Revolving Loan, Facility B
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	50.0	Tsh 131.5
2028 Notes
Reconciliation of finance costs paid (excluding lease finance costs)
Repayments of bonds, notes and debentures	558.0
2030 Notes
Reconciliation of finance costs paid (excluding lease finance costs)
Repayments of bonds, notes and debentures	$ 107.0